Concentration of Customers - Additional Information (Detail) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenues [Member]
Concentration Risk [Line Items]
Customer risk percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Sales Revenues [Member] | Minimum [Member]
Concentration Risk [Line Items]
Customer risk percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Minimum [Member]
Concentration Risk [Line Items]
Customer risk percentage	10.00%		10.00%